Share-Based Payments - Summary of Performance Rights Granted (Detail) - Share consolidation adjustment [member]	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at end of the end fiscal year Number	1,339,621	3,100,000	2,700,291
Granted during the fiscal year Number	1,624,499	339,621	1,350,000
Exercised during the fiscal year Number	(706,173)	(1,200,000)	(950,291)
Lapsed during the fiscal year Number	(364,866)	(900,000)	0
Balance at end of the end fiscal year Number	1,893,081	1,339,621	3,100,000
Vested and exercisable at end of the fiscal year Number	0	0	0
November 25, 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 25, 2016
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.38
Balance at end of the end fiscal year Number		0	273,637
Granted during the fiscal year Number			0
Exercised during the fiscal year Number			(273,637)
Lapsed during the fiscal year Number			0
Balance at end of the end fiscal year Number			0
Vested and exercisable at end of the fiscal year Number			0
November 17, 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date			November 17, 2017
Type of performance right granted			Director rights
Fair value | $ / shares			$ 0.21
Balance at end of the end fiscal year Number		0	426,654
Granted during the fiscal year Number			0
Exercised during the fiscal year Number			(426,654)
Lapsed during the fiscal year Number			0
Balance at end of the end fiscal year Number			0
Vested and exercisable at end of the fiscal year Number			0
November 16, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 16, 2018	November 16, 2018
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares		$ 0.39	$ 0.39
Balance at end of the end fiscal year Number	0	250,000	500,000
Granted during the fiscal year Number		0	0
Exercised during the fiscal year Number		(250,000)	(250,000)
Lapsed during the fiscal year Number		0	0
Balance at end of the end fiscal year Number		0	250,000
Vested and exercisable at end of the fiscal year Number		0	0
November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 1, 2019	November 1, 2019	November 1, 2019
Type of performance right granted	Director rights	Director rights	Director rights
Fair value | $ / shares	$ 0.28	$ 0.28	$ 0.28
Balance at end of the end fiscal year Number	1,000,000	1,500,000	1,500,000
Granted during the fiscal year Number	0	0
Exercised during the fiscal year Number	(500,000)	(500,000)	0
Lapsed during the fiscal year Number	0	0	0
Balance at end of the end fiscal year Number	500,000	1,000,000	1,500,000
Vested and exercisable at end of the fiscal year Number	0	0	0
October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 27, 2020	October 27, 2020
Type of performance right granted		Director rights	Director rights
Fair value | $ / shares		$ 0.255	$ 0.255
Balance at end of the end fiscal year Number	0	1,350,000	0
Granted during the fiscal year Number		0	1,350,000
Exercised during the fiscal year Number		(450,000)	0
Lapsed during the fiscal year Number		(900,000)	0
Balance at end of the end fiscal year Number		0	1,350,000
Vested and exercisable at end of the fiscal year Number		0	0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 23, 2022
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.31
Balance at end of the end fiscal year Number	0
Granted during the fiscal year Number	1,166,667
Exercised during the fiscal year Number	0
Lapsed during the fiscal year Number	0
Balance at end of the end fiscal year Number	1,166,667	0
Vested and exercisable at end of the fiscal year Number	0
December 1, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	December 1, 2021	December 1, 2021
Type of performance right granted	Director rights	Director rights
Fair value | $ / shares	$ 0.49	$ 0.49
Balance at end of the end fiscal year Number	339,621	0
Granted during the fiscal year Number	0	339,621
Exercised during the fiscal year Number	(113,207)	0
Lapsed during the fiscal year Number	0	0
Balance at end of the end fiscal year Number	226,414	339,621	0
Vested and exercisable at end of the fiscal year Number	0	0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 23, 2022
Type of performance right granted	Director rights
Fair value | $ / shares	$ 0.31
Balance at end of the end fiscal year Number	0
Granted during the fiscal year Number	457,832
Exercised during the fiscal year Number	(92,966)
Lapsed during the fiscal year Number	(364,866)
Balance at end of the end fiscal year Number	0	0
Vested and exercisable at end of the fiscal year Number	0